S000001463 [Member] Expense Example - MERIDIAN CONTRARIAN FUND	Jun. 30, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,500
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	718
Expense Example, with Redemption, 3 Years	1,019
Expense Example, with Redemption, 5 Years	1,341
Expense Example, with Redemption, 10 Years	2,252
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	$ 2,283